UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31
Date of reporting period:	May 31, 2007
ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock California Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2007

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 99.23%					$332,144,246

(Cost $309,014,965)

California 89.31%					298,936,758

ABAG Finance Auth for Nonprofit Corps,
Rev San Diego Hosp Assn Ser 2001A	6.125%	08-15-20	BBB+	$2,000	2,134,000
Adelanto Public Financing Auth,
Rev Ref Asset Backed Bond	4.450	09-15-15	BB	1,210	1,199,013
Anaheim, City of,
Rev Ref Cert of Part Reg
Convention Ctr (P)	8.620	07-16-23	AAA	2,000	2,095,480
Anaheim Public Financing Auth,
Rev Lease Cap Apprec Sub Pub Imp
Proj Ser 1997C	Zero	09-01-18	AAA	3,000	1,847,280
Antioch Public Financing Auth,
Rev Ref Reassessment Sub
Ser 1998B (G)	5.850	09-02-15	BB+	1,375	1,433,987
Bay Area Toll Auth,
Rev Ref Toll Bridge Ser 2007F	5.000	04-01-31	AA	5,000	5,265,650
Belmont Community Facilities District,
Rev Special Tax Dist No. 2000 1
Library Proj Ser 2004A	5.750	08-01-24	Aaa	1,000	1,176,030
California County Tobacco Securitization
Agency,
Rev Asset Backed Bond Fresno
County Fdg Corp	6.000	06-01-35	BBB	1,765	1,874,589
Rev Asset Backed Bond Kern County
Corp Ser 2002A	6.125	06-01-43	BBB	5,000	5,338,750
Rev Asset Backed Bond Los Angeles
County (Step Coupon 5.25%,
12-01-10) (O)	Zero	06-01-21	Baa3	5,000	4,343,300
Rev Asset Backed Bond Sanislaus
Fdg Ser 2002A	5.500	06-01-33	Baa3	1,000	1,039,880
California Department of Water Resources,
Rev Pwr Supply Ser 2002A	5.375	05-01-21	A-	4,000	4,315,080
California Educational Facilities Auth,
Rev College & Univ Proj	5.000	02-01-26	Baa3	3,500	3,575,145
Rev Ref Pooled College & Univ
Financing Ser 1993B	6.125	06-01-09	Baa2	15	15,027
Rev Ref Woodbury Univ	5.000	01-01-30	BBB-	2,000	2,039,100
Rev Univ of San Diego Ser 2002A	5.500	10-01-32	A2	1,435	1,522,033
California Health Facilities Financing Auth,
Rev Catholic Healthcare West
Ser 2004G	5.250	07-01-23	A	1,000	1,037,040
Rev Kaiser Permanente Ser 2006A	5.250	04-01-39	A+	2,500	2,585,500
Rev Ref Cedars Sinai Med Ctr	5.000	11-15-34	A2	2,000	2,031,660
Rev Ref Insd Hlth Facil-Small
Facil Ser 1994B	7.500	04-01-22	A+	520	521,326

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

California Infrastructure & Economic
Development Bank,
Rev J David Gladstone Inst Proj	5.250	10-01-34	A-	1,000	1,038,030
Rev Kaiser Hosp Asst I LLC
Ser 2001A	5.550	08-01-31	A+	3,000	3,154,590
Rev Performing Arts Center	5.000	12-01-27	A	500	519,040
California Municipal Finance Auth,
Rev Ref Amern Heritage Education
Foundation Proj Ser 2006A	5.250	06-01-26	BBB-	1,000	1,042,970
California Pollution Control Financing Auth,
Rev Poll Control Pacific Gas &
Electric Ser 1996A	5.350	12-01-16	AAA	1,000	1,060,620
Rev Solid Waste Disposal Keller
Canyon Landfill Co Proj	6.875	11-01-27	BB-	2,000	2,011,740
Rev Waste Mgmt Inc Proj Ser 2005C	5.125	11-01-23	BBB	2,000	2,049,420
California State Economic Recovery Auth,
Gen Oblig Unltd Ser 2004B	5.000	07-01-23	AA+	2,000	2,029,420
California State Public Works Board,
Rev Lease Dept of Corrections
Ser 2003C	5.500	06-01-18	A	5,000	5,427,350
Rev Ref Lease Dept of Corrections
State Prisons Ser 1993A	5.000	12-01-19	AAA	5,000	5,343,800
Rev Ref Lease Various Univ
of Calif Projs Ser 1993A	5.500	06-01-21	AA-	1,250	1,250,000
California State University,
Rev Ref Systemwide Ser 2005C	5.000	11-01-38	AAA	5,000	5,226,850
California Statewide Communities Develop Auth,
Ref Rev Cert of Part Univ Corp
Calif State Univ	6.000	04-01-26	AAA	680	684,536
Rev Ref Sr Living Presbyterian
Homes Ser 2006A	4.875	11-15-36	BBB+	2,000	1,973,780
California Statewide Financing Auth,
Rev Tobacco Settlement Asset
Backed Bond 2002A	6.000	05-01-37	Baa3	2,500	2,653,125
Rev Tobacco Settlement Asset
Backed Bond 2002B	6.000	05-01-37	Baa3	4,000	4,245,000
California, State of,
Gen Oblig Unltd	5.125	04-01-23	A+	2,000	2,110,000
Gen Oblig Unltd	5.125	11-01-24	A+	3,500	3,678,325
Gen Oblig Unltd Ref (P)	5.363	03-01-16	AAA	6,255	7,065,648
Gen Oblig Unltd Ref	4.750	04-01-29	AAA	6,000	6,051,840
Capistrano Unified School District,
Rev Spec Tax Cmty Facil Dist No.
90 2 (G)	6.000	09-01-33	BB	750	791,415
Rev Spec Tax Cmty Facil Dist No.
90 2 (G)	5.875	09-01-23	BB	500	528,685
Rev Spec Tax Cmty Facil Dist No.
92 1 (G)	7.100	09-01-21	AA	1,950	2,004,678
Rev Spec Tax Cmty Facil Dist No.
98 2 (G)	5.750	09-01-29	AA	2,470	2,624,795
Center Unified School District,
Gen Oblig Unltd Ref Cap Apprec
Ser 1997C	Zero	09-01-16	AAA	2,145	1,456,755

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

Chula Vista Indusrial Development Agency,
Rev San Diego Gas Ser 2005D	5.000	12-01-27	A+	1,500	1,553,325
Rev Ref Tax Alloc Bayfront
Ser 2006B (G)	5.250	10-01-27	BB+	1,250	1,262,025
Contra Costa County Public Financing Auth,
Rev Ref Lease Various Cap Facil
Ser 1999 A	5.000	06-01-28	AAA	3,000	3,093,593
Corona Community Facilities District,
Rev Special Tax Escrow 97 2 (G)	5.875	09-01-23	BB+	1,300	1,341,145
Eastern Municipal Water District,
Rev Water & Sewer Ctfs Partn
Ser 2006A	5.000	07-01-32	AAA	2,965	3,102,576
Foothill/Eastern Transportation Corridor
Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB-	6,615	2,433,857
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB-	30,000	5,625,000
Fresno Joint Powers Financing Auth,
Rev Ref Ser 1994A	6.550	09-02-12	BBB+	700	701,316
Fresno, City of,
Rev Swr Ser A 1	5.250	09-01-19	AAA	1,000	1,091,760
Fullerton Community Facilities District,
Rev Spec Tax Amerige Heights Dist
No. 1 (G)	6.200	09-01-32	BB	1,000	1,058,220
Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003A	6.250	06-01-33	BBB	3,000	3,283,350
Rev Asset Backed Bond Ser 2003B	5.500	06-01-43	AAA	5,000	5,429,900
Inglewood Unified School District Facilities
Financing Auth,
Rev Ref Ser 2007	5.250	10-15-26	AAA	5,000	5,585,050
Irvine, City of,
Rev Meadows Mobile Home Park
Ser 1998A (G)	5.700	03-01-28	BBB-	3,975	4,086,777
Laguna Salada Union School District,
Gen Oblig Unltd Ser 2000C	Zero	08-01-26	AAA	1,000	426,160
Lancaster School District,
Rev Ref Cert of Part Cap Apprec	Zero	04-01-19	AAA	1,730	1,034,851
Rev Ref Cert of Part Cap Apprec	Zero	04-01-22	AAA	1,380	712,149
Lee Lake Water District,
Rev Spec Tax Cmty Facil Dist No.
2 Montecito Ranch (G)	6.125	09-01-27	BB	1,200	1,261,272
Long Beach, City of,
Rev Ref Harbor Ser 1998A	6.000	05-15-18	AAA	2,660	3,041,710
Rev Spec Tax Cmty Facil Dist No.
6 Pike (G)	6.250	10-01-26	BB-	2,500	2,654,100
Los Angeles Community Facilities District,
Rev Spec Tax No. 3 Cascades
Business Park Proj (G)	6.400	09-01-22	BB+	655	670,360
Los Angeles Community Redevelopment Financing
Auth,
Rev Multi Family Grand Central
Square Ser 1993A	5.850	12-01-26	BBB	2,000	2,012,520
Los Angeles Unified School District,
Gen Oblig Unltd Election of 1997
Ser 2002E	5.500	07-01-17	AAA	1,500	1,617,540

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	2,500	2,584,925
Modesto, City of,
Rev Spec Tax Cmnty Facs Dist No.
04-1 2 (G)	5.100	09-01-26	BB	3,000	3,028,410
New Haven Unified School District,
Gen Oblig Unltd Cap Apprec
Ser 1998B	Zero	08-01-22	AAA	14,200	6,369,978
Northern California Transmission Agency,
Rev Ref Calif-Oregon Transm Proj
Ser 1990A	7.000	05-01-13	AAA	100	112,998
Orange Cove Irrigation District,
Rev Ref Cert of Part Rehab Proj	5.000	02-01-17	AAA	2,045	2,063,057
Orange, County of,
Rev Ref Spec Assessment Imp Bond
Act 1915 Ltd Oblig Dist
No.01-1 (G)	5.000	09-02-26	BB	500	504,760
Rev Spec Assessment Imp Bond Act
1915 Ltd Oblig (G)	5.750	09-02-33	BB	1,570	1,619,549
Rev Spec Tax Cmty Facil Dist No.
1 Ladera Ranch Ser 2000A (G)	6.250	08-15-30	AA	1,000	1,031,280
Oxnard, City of,
Rev Special Tax District No. 3 -
Seabridge (G)	5.000	09-01-35	BB	1,500	1,490,895
Paramount Unified School District,
Gen Oblig Unltd Cap Apprec Bonds
Ser 2001B	Zero	09-01-25	AAA	4,735	2,078,760
Pasadena, City of,
Cert of Part Ref Old Pasadena
Parking Facil Proj	6.250	01-01-18	AA	985	1,100,137
Poway, City of,
Rev Ref Cmty Facil Dist No. 88 1
Pkwy Business Ctr (G)	6.750	08-15-15	BB	1,000	1,042,330
Rancho Santa Fe Community Services District,
Rev Spec Tax Cmty Facil Dist No.
1 (G)	6.700	09-01-30	BB	1,000	1,053,130
Redondo Beach Public Financing Auth,
Rev South Bay Center Redevel
Proj (G)	7.000	07-01-16	BBB+	950	970,681
Ripon Redevelopment Agency,
Rev Ref Community Redevelopment
Proj	4.750	11-01-36	Aaa	1,700	1,729,308
Riverside County Asset Leasing Corp,
Rev Leasehold Linked Ctfs
Riverside County Ser 1993A	6.500	06-01-12	A+	1,000	1,092,420
Roseville Natural Gas Finance Auth,
Rev Asset Backed Bond	5.000	02-15-24	AA-	1,000	1,064,280
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)	6.250	01-01-30	BB+	5,000	5,178,750

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

San Bernardino, County of,
Rev Cert of Part Cap Facil Proj
Ser 1992B	6.875	08-01-24	AAA	350	450,030
Rev Ref Cert of Part Med Ctr Fin
Proj	5.500	08-01-17	AAA	8,750	9,484,650
San Bruno Park School District,
Gen Oblig Unltd Cap Apprec
Ser 2000B	Zero	08-01-21	AAA	1,015	543,502
Gen Oblig Unltd Cap Apprec
Ser 2000B	Zero	08-01-23	AAA	1,080	525,161
San Diego County Water Auth,
Rev Ref Cert of Part Inverse
Floater (P)	7.956	04-23-08	AAA	1,000	1,035,180
Rev Ref Cert of Part Inverse
Floater (P)	7.956	04-22-09	AAA	400	428,528
San Diego Redevelopment Agency,
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)	Zero	09-01-17	BB	1,600	951,040
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)	Zero	09-01-18	BB	1,700	945,438
Rev Ref Tax Alloc City Heights
Proj Ser 1999A (G)	5.800	09-01-28	BB	1,395	1,426,388
Rev Tax Alloc City Heights Proj
Ser 1999A (G)	5.750	09-01-23	BB	1,000	1,025,270
San Diego Unified School District,
Gen Oblig Ref Election 1998
Ser 2006F-1	5.250	07-01-28	AAA	5,000	5,661,450
Gen Oblig Unltd Cap Apprec
Ser 1999A	Zero	07-01-21	AAA	2,500	1,343,225
Gen Oblig Unltd Election of 1998
Ser 2000B	5.000	07-01-25	AAA	2,450	2,531,095
San Francisco City & County Redevelopment
Agency,
Rev Cmty Facil Dist No. 6 Mission
Ser 2001A (G)	6.000	08-01-25	BB	2,500	2,601,225
Rev Spec Tax Cmnty Facil Dist No.
6 Ser 2005A (G)	5.150	08-01-35	BB	1,250	1,259,025
San Francisco, City of,
Rev Bay Area Rapid Tran Dist
Sales Tax	5.000	07-01-31	AAA	10,500	10,944,360
San Francisco State Building Auth,
Rev Ref Lease Dept of Gen Serv
Ser 1993A	5.000	10-01-13	A	2,145	2,229,534
San Joaquin Hills Transportation Corridor
Agency,
Rev Ref Toll Rd Conv Cap Apprec
Ser 1997A	5.750	01-15-21	BB-	5,000	5,259,400
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	3,842,500
Rev Toll Rd Sr Lien	Zero	01-01-22	AAA	6,500	3,421,080
San Marcos Public Facilities Auth,
Rev Sub Tax Increment Proj Area 3
Ser 1999A (G)	6.000	08-01-31	AA	1,305	1,382,804

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

San Mateo County Joint Power Auth,
Rev Ref Lease Cap Proj Prog	5.000	07-01-21	AAA	1,815	1,952,087
Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-19	AAA	1,790	2,118,053
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-24	AAA	10,000	12,247,700
Rev Ref Mainplace Proj Ser 1998D
(G)	5.600	09-01-19	BBB-	1,000	1,075,090
Santa Clara County Financing Auth,
Rev Ref Lease Multiple Facil
Projs Ser 2000B	5.500	05-15-17	AAA	6,000	6,344,100
Santa Clara,County of,
General Obligation Unltd	5.250	09-01-24	AAA	2,500	2,793,500
Santa Fe Springs Community Development
Commission,
Rev Tax Alloc Cap Apprec Cons
Redev Proj Ser 2006A	Zero	09-01-20	AAA	1,275	710,150
Santa Margarita Water District,
Rev Spec Tax Cmty Facil Dist No.
99 1 (G)	6.000	09-01-30	BB+	500	528,710
Santaluz Community Facilities District,
Rev Spec Tax Dist No. 2 Imp Area
No. 1 (G)	6.375	09-01-30	BB	1,495	1,499,859
Southern California Public Power Auth,
Rev Ref Southern Transm Proj	Zero	07-01-13	AAA	4,400	3,449,688
Tobacco Securitization Auth of Northern
California,
Rev Asset Backed Bond Ser 2001A	5.375	06-01-41	AAA	1,000	1,057,940
Torrance, City of,
Rev Ref Hosp Torrance Mem Med Ctr
Ser 2001A	5.500	06-01-31	A+	2,000	2,095,040
Tustin Unified School District,
Rev Spec Tax Cmty Facil Dist No.
97 1	6.375	09-01-35	AAA	1,000	1,053,690
Vallejo Sanitation and Flood Control District,
Rev Ref Cert of Part	5.000	07-01-19	AAA	2,500	2,692,850
West Covina Redevelopment Agency,
Rev Ref Cmty Facil Dist Fashion
Plaza Proj	6.000	09-01-22	AA	3,000	3,420,930

Puerto Rico 9.92%					33,207,488

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (P)	8.022	07-01-11	AAA	7,500	8,654,400
Puerto Rico, Commonwealth of,
Gen Oblig Unltd	6.500	07-01-15	BBB	6,000	6,937,320
Rev Hosp de la Concepcion
Ser 2000A	6.500	11-15-20	AA	500	543,475
Puerto Rico Highway & Transportation Auth,
Rev Ref Ser 1996Z	6.250	07-01-14	AAA	3,250	3,714,295
Rev Ref Ser 1998A	5.000	07-01-38	BBB+	5,000	5,120,898

John Hancock
California Tax-Free Income Fund
Securities owned by the Fund on
May 31, 2007 (unaudited)

Puerto Rico Ind'l, Tourist, Ed'l, Med &
Environmental Control Facilities Financing Auth,
Gen Oblig Unltd Ser 975 (P)	5.990	07-01-18	Aaa	5,000	5,618,500
Puerto Rico Public Finance Corp,
Rev Commonwealth Approp Ser 2002E	5.700	08-01-25	Aaa	2,500	2,618,600

Total investments (Cost $309,014,965) 99.23%					$332,144,246

Other assets and liabilities, net 0.77%					$2,560,638

Total net assets 100.00%					$334,704,884

John Hancock
California Tax-Free Income Fund
Footnotes to Schedule of Investments
May 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on May 31, 2007.

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

The cost of investments owned on May 31, 2007, including short-term investments, was $309,014,965. Gross unrealized appreciation and depreciation of investments aggregated $23,762,350 and $633,069, respectively, resulting in net unrealized appreciation of $23,129,281.

Footnotes to Schedule of Investments - Page 1

Notes to schedule of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 p.m. Eastern time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.

530Q3 5/07
7/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: July 23, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: July 23, 2007